Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	124 Months Ended	279 Months Ended	288 Months Ended	909 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	24.85%	[1]	18.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	21.77%	[1]	14.82%
Lipper Large-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.78%	12.71%	22.46%	[1]	16.08%
T. Rowe Price Growth Stock Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	15.65%	9.36%			14.16%
Performance Inception Date									Apr. 11, 1950
T. Rowe Price Growth Stock Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.39%	7.57%			12.45%
T. Rowe Price Growth Stock Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.64%	7.11%			11.39%
T. Rowe Price Growth Stock Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	15.80%	9.50%			14.31%
Performance Inception Date						Aug. 28, 2015
T. Rowe Price Growth Stock Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	15.33%	9.07%			13.85%
Performance Inception Date								Dec. 31, 2001
T. Rowe Price Growth Stock Fund, Inc. - R Class
Prospectus [Line Items]
Average Annual Return, Percent	15.04%	8.79%			13.56%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price Growth Stock Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	16.40%	10.08%	20.19%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.